Geographic information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of lease revenues by individual countries
The following table presents the percentage of lease revenue attributable to individual countries representing at least 10% of our total lease revenue in any year presented, based on each lessee’s principal place of business, for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021		2020		2019
	Amount	%	Amount	%	Amount	%
China (a)	$782,297	17.7%	$835,317	19.3%	$874,145	18.7%
United States	579,270	13.1%	502,976	11.6%	511,676	10.9%
Other countries (b)	3,050,436	69.2%	2,982,713	69.1%	3,296,445	70.4%
Total	$4,412,003	100.0%	$4,321,006	100.0%	$4,682,266	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category, including Ireland, where our headquarters is located, accounts for more than 10% of our lease revenue.
Schedule of long-lived assets by individual countries
The following table presents the percentage of long-lived assets, including flight equipment held for operating leases, flight equipment held for sale, investment in finance leases, net and maintenance rights assets, attributable to individual countries representing at least 10% of our total long-lived assets in any year presented, based on each lessee’s principal place of business, as of December 31, 2021 and 2020:

	As of December 31,
	2021		2020
	Amount	%	Amount	%
China (a)	$9,995,971	15.8%	$7,472,852	20.4%
United States	9,654,045	15.3%	4,257,232	11.6%
Other countries (b)	43,582,858	68.9%	24,911,580	68.0%
Total	$63,232,874	100.0%	$36,641,664	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category, including Ireland, where our headquarters is located, accounts for more than 10% of our long-lived assets.